WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)

MASTER LIMITED PARTNERSHIPS - 24.1% (a)	Shares	Value
Crude & Refined Products - 6.1%
Delek Logistics Partners, L.P. (b)	15,427	$ 711,339
Genesis Energy, L.P. (b)	45,264	785,783
MPLX, L.P. (b)	116,922	6,138,405
		7,635,527
Gathering & Processing - 2.8%
Western Midstream Partners, L.P. (b)	86,739	3,532,879

Natural Gas Liquids Infrastructure - 15.2%
Energy Transfer, L.P. (b)	623,552	11,248,879
Enterprise Products Partners, L.P. (b)	257,157	7,969,295
		19,218,174

Total Master Limited Partnerships (Cost $28,381,041)		$ 30,386,580

MLP RELATED COMPANIES - 76.6%	Shares	Value
Crude & Refined Products - 17.3%
Enbridge, Inc. (b)	225,449	$ 10,210,585
Plains GP Holdings, L.P. - Class A (b)	295,265	5,787,194
South Bow Corporation (b)	220,199	5,782,426
		21,780,205
Gathering & Processing - 22.7%
Antero Midstream Corporation (b)	322,667	5,920,939
DT Midstream, Inc. (b)	57,301	5,886,532
Hess Midstream, L.P. - Class A (b)	159,579	6,946,473
Kinetik Holdings, Inc. (b)	89,544	3,884,419
Targa Resources Corporation (b)	36,119	6,010,563
		28,648,926
Liquefied Natural Gas - 5.6%
Cheniere Energy, Inc. (b)	25,597	6,037,821
NextDecade Corporation (b)(c)	92,993	1,056,400
		7,094,221
Natural Gas Liquids Infrastructure - 10.3%
ONEOK, Inc. (b)	86,468	7,099,888

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
SCHEDULE OF INVESTMENTS (Continued)

MLP RELATED COMPANIES - 76.6% (Continued)	Shares	Value
Natural Gas Liquids Infrastructure - 10.3% (Continued)
Pembina Pipeline Corporation (b)	156,827	$ 5,832,396
		12,932,284
Natural Gas Pipelines - 20.2%
Kinder Morgan, Inc. (b)	335,816	9,422,997
TC Energy Corporation (b)	127,985	6,127,922
Williams Companies, Inc. (The) (b)	164,133	9,839,773
		25,390,692
Water - 0.5%
Aris Water Solutions, Inc. - Class A (b)	31,202	663,667

Total MLP Related Companies (Cost $87,057,935)		$ 96,509,995

Investments at Value - 100.7% (Cost $115,438,976)		$ 126,896,575

Liabilities in Excess of Other Assets - (0.7%)		(896,310)

Net Assets - 100.0%		$ 126,000,265

(a)	The security is considered a non-income producing security as any distributions received during the last 12 months (if applicable) are treated as return of capital per Generally Accepted Accounting Principles.
(b)	All or a portion of the security covers a written call option. The total value of these securities as of July 31, 2025 was $114,335,356.
(c)	Non-income producing security.

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
July 31, 2025 (Unaudited)

WRITTEN OPTION CONTRACTS	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
Antero Midstream Corporation, 08/15/25	$ 19 .00	2,475	$ 4,541,625	$ 37,125
Antero Midstream Corporation, 08/15/25	20 .00	68	124,780	170
Antero Midstream Corporation, 09/19/25	19 .00	522	957,870	20,880
Aris Water Solutions, Inc. - Class A, 08/15/25	25 .00	16	34,032	560
Aris Water Solutions, Inc. - Class A, 08/15/25	30 .00	226	480,702	4,520
Aris Water Solutions, Inc. - Class A, 09/19/25	25 .00	54	114,858	3,510
Cheniere Energy, Inc., 08/15/25	250 .00	1	23,588	167
Cheniere Energy, Inc., 08/15/25	260 .00	207	4,882,716	10,350
Cheniere Energy, Inc., 09/19/25	250 .00	33	778,404	17,160
Cheniere Energy, Inc., 09/19/25	260 .00	2	47,176	540
Delek Logistics Partners, L.P., 08/15/25	45 .00	113	521,043	19,210
Delek Logistics Partners, L.P., 08/15/25	50 .00	1	4,611	10
Delek Logistics Partners, L.P., 09/19/25	50 .00	32	147,552	320
DT Midstream, Inc., 08/15/25	110 .00	344	3,533,912	43,000
DT Midstream, Inc., 08/15/25	115 .00	83	852,659	2,075
DT Midstream, Inc., 09/19/25	110 .00	117	1,201,941	11,700
Enbridge, Inc., 08/15/25	47 .50	1,802	8,161,258	12,614
Enbridge, Inc., 09/19/25	47 .50	339	1,535,331	8,475
Energy Transfer, L.P., 08/15/25	18 .00	316	570,064	9,164
Energy Transfer, L.P., 08/15/25	19 .00	4,452	8,031,408	17,808
Energy Transfer, L.P., 09/19/25	18 .00	1,061	1,914,044	48,806
Energy Transfer, L.P., 09/19/25	19 .00	63	113,652	819
Enterprise Products Partners, L.P., 08/15/25	33 .00	1,922	5,956,278	3,844
Enterprise Products Partners, L.P., 09/19/25	33 .00	520	1,611,480	7,280
Genesis Energy, L.P., 08/15/25	17 .50	28	48,608	1,316
Genesis Energy, L.P., 08/15/25	20 .00	12	20,832	30
Genesis Energy, L.P., 09/19/25	17 .50	14	24,304	1,162
Genesis Energy, L.P., 09/19/25	20 .00	376	652,736	4,888
Hess Midstream, L.P. - Class A, 08/15/25	41 .00	1,126	4,901,478	275,870
Hess Midstream, L.P. - Class A, 09/19/25	41 .00	49	213,297	14,210
Hess Midstream, L.P. - Class A, 09/19/25	43 .00	332	1,445,196	58,100
Hess Midstream, L.P. - Class A, 09/19/25	46 .00	9	39,177	225
Kinder Morgan, Inc., 08/15/25	29 .00	17	47,702	323

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Continued)

WRITTEN OPTION CONTRACTS (Continued)	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts (Continued)
Kinder Morgan, Inc., 08/15/25	$ 30 .00	2,600	$ 7,295,600	$ 13,000
Kinder Morgan, Inc., 09/19/25	29 .00	250	701,500	14,750
Kinder Morgan, Inc., 09/19/25	30 .00	323	906,338	9,044
Kinetik Holdings, Inc., 08/15/25	50 .00	702	3,045,276	14,040
Kinetik Holdings, Inc., 09/19/25	45 .00	8	34,704	1,176
Kinetik Holdings, Inc., 09/19/25	50 .00	140	607,320	2,800
MPLX, L.P., 08/15/25	55 .00	850	4,462,500	5,950
MPLX, L.P., 09/19/25	55 .00	254	1,333,500	7,366
NextDecade Corporation, 08/15/25	10 .00	181	205,616	26,426
NextDecade Corporation, 08/15/25	11 .00	5	5,680	400
NextDecade Corporation, 08/15/25	13 .00	42	47,712	630
NextDecade Corporation, 09/19/25	12 .00	556	631,616	38,920
NextDecade Corporation, 09/19/25	13 .00	94	106,784	3,760
ONEOK, Inc., 08/15/25	85 .00	44	361,284	3,608
ONEOK, Inc., 08/15/25	90 .00	628	5,156,508	7,536
ONEOK, Inc., 09/19/25	85 .00	145	1,190,595	29,000
ONEOK, Inc., 09/19/25	90 .00	4	32,844	328
Pembina Pipeline Corporation, 08/15/25	40 .00	1,148	4,269,412	11,480
Pembina Pipeline Corporation, 09/19/25	40 .00	341	1,268,179	5,115
Plains GP Holdings, L.P. - Class A, 08/15/25	20 .00	353	691,880	8,119
Plains GP Holdings, L.P. - Class A, 08/15/25	21 .00	75	147,000	600
Plains GP Holdings, L.P. - Class A, 09/19/25	21 .00	2,377	4,658,920	26,147
South Bow Corporation, 08/15/25	30 .00	1	2,626	5
Targa Resources Corporation, 08/15/25	180 .00	262	4,359,942	34,060
Targa Resources Corporation, 08/15/25	185 .00	18	299,538	990
Targa Resources Corporation, 09/19/25	175 .00	4	66,564	1,860
Targa Resources Corporation, 09/19/25	180 .00	57	948,537	21,660
TC Energy Corporation, 08/15/25	50 .00	911	4,361,868	15,487
TC Energy Corporation, 08/15/25	52 .50	89	426,132	2,893
TC Energy Corporation, 09/19/25	50 .00	19	90,972	1,159
TC Energy Corporation, 09/19/25	52 .50	196	938,448	3,920
Western Midstream Partners, L.P., 08/15/25	41 .00	204	830,892	6,936
Western Midstream Partners, L.P., 08/15/25	42 .00	40	162,920	600

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Continued)

WRITTEN OPTION CONTRACTS (Continued)	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts (Continued)
Western Midstream Partners, L.P., 09/19/25	$ 42 .00	118	$ 480,614	$ 4,366
Western Midstream Partners, L.P., 09/19/25	43 .00	462	1,881,726	8,316
Williams Companies, Inc. (The), 08/15/25	65 .00	1,277	7,655,615	26,817
Williams Companies, Inc. (The), 09/19/25	65 .00	282	1,690,590	18,330
Total Written Option Contracts (Premiums $1,194,211)			$ 114,892,066	$ 1,013,825

The average monthly notional value of written option contracts during the nine months ended July 31, 2025 was $82,240,202.

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)

MLP RELATED COMPANIES - 100.7%	Shares	Value
Exploration & Production - 64.4%
APA Corporation (a)	7,005	$ 135,126
Chevron Corporation (a)	21,260	3,223,878
ConocoPhillips (a)	12,531	1,194,705
Coterra Energy, Inc. (a)	10,946	266,973
Devon Energy Corporation (a)	8,634	286,821
Diamondback Energy, Inc. (a)	3,986	592,559
EOG Resources, Inc. (a)	6,930	831,739
EQT Corporation (a)	8,840	475,150
Expand Energy Corporation (a)	3,056	320,208
Exxon Mobil Corporation (a)	34,284	3,827,466
Occidental Petroleum Corporation (a)	11,261	494,808
Texas Pacific Land Corporation (a)	222	214,925
		11,864,358
Gathering & Processing - 2.8%
Targa Resources Corporation (a)	3,087	513,708

Natural Gas Liquids Infrastructure - 3.8%
ONEOK, Inc. (a)	8,560	702,862

Natural Gas Pipelines - 9.9%
Kinder Morgan, Inc. (a)	28,065	787,504
Williams Companies, Inc. (The) (a)	17,396	1,042,890
		1,830,394
Oilfield Services & Equipment - 8.7%
Baker Hughes Company (a)	14,170	638,358
Halliburton Company (a)	12,910	289,184
Schlumberger Ltd. (a)	19,680	665,184
		1,592,726

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
SCHEDULE OF INVESTMENTS (Continued)

MLP RELATED COMPANIES - 100.7% (Continued)	Shares	Value
Refining - 11.1%
Marathon Petroleum Corporation (a)	4,264	$ 725,690
Phillips 66 (a)	5,598	691,801
Valero Energy Corporation (a)	4,580	628,880
		2,046,371

Investments at Value - 100.7% (Cost $18,652,800)		$ 18,550,419

Liabilities in Excess of Other Assets - (0.7%)		(125,393)

Net Assets - 100.0%		$ 18,425,026

(a)	All or a portion of the security covers a written call option. The total value of securities as of July 31, 2025 was $18,207,681.

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
July 31, 2025 (Unaudited)

WRITTEN OPTION CONTRACTS	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
APA Corporation, 08/15/25	$ 20 .00	5	$ 9,645	$ 250
APA Corporation, 08/15/25	22 .50	57	109,953	513
APA Corporation, 09/19/25	20 .00	4	7,716	420
Baker Hughes Company, 08/15/25	42 .00	123	554,115	40,590
Baker Hughes Company, 09/19/25	43 .00	11	49,555	3,454
Chevron Corporation, 08/15/25	155 .00	3	46,402	1,148
Chevron Corporation, 08/15/25	160 .00	156	2,365,584	9,672
Chevron Corporation, 08/15/25	165 .00	6	90,984	150
Chevron Corporation, 09/19/25	155 .00	10	151,640	3,100
Chevron Corporation, 09/19/25	160 .00	23	348,772	3,680
ConocoPhillips, 08/15/25	100 .00	109	1,039,206	10,028
ConocoPhillips, 09/19/25	100 .00	10	95,340	2,160
Coterra Energy, Inc., 08/15/25	28 .00	95	231,705	760
Coterra Energy, Inc., 09/19/25	26 .00	8	19,512	368
Devon Energy Corporation, 08/01/25	37 .00	2	6,644	2
Devon Energy Corporation, 08/15/25	35 .00	73	242,506	3,650
Devon Energy Corporation, 09/19/25	35 .00	7	23,254	756
Diamondback Energy, Inc., 08/15/25	165 .00	34	505,444	2,108
Diamondback Energy, Inc., 09/19/25	150 .00	2	29,732	1,460
Diamondback Energy, Inc., 09/19/25	155 .00	1	14,866	520
EOG Resources, Inc., 08/15/25	130 .00	60	720,120	2,850
EOG Resources, Inc., 09/19/25	125 .00	5	60,010	1,600
EQT Corporation, 08/15/25	65 .00	76	408,500	532
EQT Corporation, 09/19/25	60 .00	7	37,625	595
Expand Energy Corporation, 09/19/25	110 .00	29	303,862	5,655
Exxon Mobil Corporation, 08/15/25	120 .00	309	3,449,676	7,725
Exxon Mobil Corporation, 09/19/25	115 .00	29	323,756	6,525
Halliburton Company, 08/15/25	23 .00	10	22,400	410
Halliburton Company, 08/15/25	24 .00	102	228,480	1,734
Halliburton Company, 09/19/25	23 .00	10	22,400	870
Kinder Morgan, Inc., 08/15/25	30 .00	243	681,858	1,215
Kinder Morgan, Inc., 09/19/25	30 .00	23	64,538	644
Marathon Petroleum Corporation, 08/15/25	180 .00	39	663,741	5,109

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Continued)

WRITTEN OPTION CONTRACTS (Continued)	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts (Continued)
Marathon Petroleum Corporation, 09/19/25	$ 185 .00	1	$ 17,019	$ 220
Occidental Petroleum Corporation, 08/15/25	47 .50	103	452,582	4,017
Occidental Petroleum Corporation, 09/19/25	47 .50	3	13,182	279
ONEOK, Inc., 08/15/25	90 .00	74	607,614	888
ONEOK, Inc., 09/19/25	85 .00	7	57,477	1,400
Phillips 66, 08/15/25	130 .00	47	580,826	3,760
Phillips 66, 08/15/25	135 .00	1	12,358	21
Phillips 66, 09/19/25	130 .00	3	37,074	738
Phillips 66, 09/19/25	135 .00	2	24,716	260
Schlumberger Ltd., 08/15/25	37 .50	171	577,980	1,197
Schlumberger Ltd., 09/19/25	37 .50	15	50,700	570
Targa Resources Corporation, 08/15/25	180 .00	26	432,666	3,380
Targa Resources Corporation, 09/19/25	180 .00	3	49,923	1,140
Texas Pacific Land Corporation, 08/15/25	1,200 .00	2	193,626	350
Valero Energy Corporation, 08/15/25	150 .00	39	535,509	1,326
Valero Energy Corporation, 09/19/25	150 .00	3	41,193	570
Valero Energy Corporation, 09/19/25	160 .00	1	13,731	64
Williams Companies, Inc. (The), 08/15/25	65 .00	151	905,245	3,171
Williams Companies, Inc. (The), 09/19/25	65 .00	14	83,930	910
Total Written Option Contracts (Premiums $344,296)			$ 17,616,892	$ 144,514

The average monthly notional value of written option contracts during the nine months ended July 31, 2025 was $15,346,466.

WESTWOOD LBRTY GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Australia - 0.1%
Coles Group Ltd.	52	$ 693
Woolworths Group Ltd.	83	1,681
		2,374
Austria - 0.1%
Verbund AG	25	1,865

Bermuda - 0.0% (a)
Everest Group Ltd.	1	336

Brazil - 0.1%
Embraer S.A. - ADR	39	2,246

Canada - 5.3%
Agnico Eagle Mines Ltd.	81	10,056
Brookfield Corporation	29	1,942
Canadian National Railway Company	258	24,091
CGI, Inc.	22	2,121
Constellation Software, Inc.	7	24,149
Dollarama, Inc.	68	9,294
Fairfax Financial Holdings Ltd.	3	5,306
Fortis, Inc.	362	17,713
Hydro One Ltd.	176	6,224
Metro, Inc.	97	7,417
Nutrien Ltd.	154	9,137
RB Global, Inc.	60	6,497
Shopify, Inc. - Class A (b)	37	4,523
Sun Life Financial, Inc.	112	6,829
Teck Resources Ltd. - Class B	261	8,463
Waste Connections, Inc.	15	2,801
		146,563
Cayman Islands - 0.2%
NU Holdings Ltd. - Class A (b)	412	5,035

Denmark - 0.7%
Novo Nordisk A/S - Class B	277	13,320

WESTWOOD LBRTY GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.0% (Continued)	Shares	Value
Denmark - 0.7% (Continued)
Orsted A/S (b)	117	$ 5,515
		18,835
France - 3.0%
Air Liquide S.A.	248	48,932
Danone S.A.	279	22,899
Legrand S.A.	42	6,232
Schneider Electric SE	12	3,127
		81,190
Germany - 1.0%
E.ON SE	377	6,868
MTU Aero Engines AG	42	18,138
Symrise AG	29	2,632
		27,638
Ireland - 0.3%
Allegion plc	31	5,143
Linde plc	3	1,381
TE Connectivity plc	14	2,881
		9,405
Japan - 3.0%
Aeon Company Ltd.	300	9,615
Astellas Pharma, Inc.	100	1,047
Daiichi Sankyo Company Ltd.	600	14,801
Eisai Company Ltd.	200	5,667
FUJIFILM Holdings Corporation	400	8,372
Kao Corporation	100	4,516
Kikkoman Corporation	300	2,634
Mitsubishi UFJ Financial Group, Inc.	1,200	16,795
Resona Holdings, Inc.	400	3,685
Shin-Etsu Chemical Company Ltd.	100	2,915
Sompo Holdings, Inc.	200	5,931
TOPPAN Holdings, Inc.	100	2,714
Unicharm Corporation	700	4,856
		83,548
Netherlands - 0.2%
ASML Holding N.V.	8	5,600

WESTWOOD LBRTY GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.0% (Continued)	Shares	Value
Norway - 0.6%
Equinor ASA	583	$ 15,096

Portugal - 0.1%
EDP S.A.	845	3,653

Spain - 0.6%
Iberdrola S.A.	984	17,252

Switzerland - 1.0%
Amrize Ltd. (b)	75	3,791
Holcim AG	75	6,000
Nestle S.A.	195	17,069
Sika AG	8	1,897
		28,757
Taiwan Province Of China - 0.3%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	29	7,007

United Kingdom - 3.0%
3i Group plc	261	14,308
Ashtead Group plc	88	5,902
Barclays plc	1,554	7,620
BP plc	4,496	24,033
Coca-Cola Europacific Partners plc	109	10,564
GSK plc	256	4,794
Haleon plc	1,038	4,928
Melrose Industries plc	374	2,530
Sage Group plc (The)	415	6,686
Unilever plc	12	699
		82,064
United States - 80.4%
AbbVie, Inc.	131	24,762
Advanced Micro Devices, Inc. (b)	245	43,196
AECOM	27	3,044
Airbnb, Inc. - Class A (b)	130	17,213
Alphabet, Inc. - Class A	274	52,581
Alphabet, Inc. - Class C	249	48,022

WESTWOOD LBRTY GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.0% (Continued)	Shares	Value
United States - 80.4% (Continued)
Amazon.com, Inc. (b)	491	$ 114,948
American Express Company	111	33,223
American International Group, Inc.	321	24,920
Ameriprise Financial, Inc.	20	10,364
AMETEK, Inc.	40	7,394
Amphenol Corporation - Class A	335	35,681
Apple, Inc.	424	88,009
Applied Materials, Inc.	90	16,205
Autodesk, Inc. (b)	47	14,246
AvalonBay Communities, Inc.	53	9,873
Axon Enterprise, Inc. (b)	7	5,288
Bank of America Corporation	1,356	64,098
Bank of New York Mellon Corporation (The)	352	35,710
Bentley Systems, Inc. - Class B	117	6,784
BioMarin Pharmaceutical, Inc. (b)	107	6,190
Boston Scientific Corporation (b)	224	23,502
Broadcom, Inc.	187	54,922
Cadence Design Systems, Inc. (b)	52	18,958
Camden Property Trust	14	1,529
Cencora, Inc.	14	4,005
Chipotle Mexican Grill, Inc. (b)	223	9,562
Church & Dwight Company, Inc.	31	2,907
Cincinnati Financial Corporation	18	2,655
Cintas Corporation	5	1,113
Cisco Systems, Inc.	436	29,683
Citizens Financial Group, Inc.	17	811
CMS Energy Corporation	94	6,937
Coca-Cola Company (The)	51	3,462
Colgate-Palmolive Company	182	15,261
Consolidated Edison, Inc.	80	8,280
Constellation Energy Corporation	10	3,478
Copart, Inc. (b)	214	9,701
Corteva, Inc.	45	3,246
Costco Wholesale Corporation	23	21,611
Coterra Energy, Inc.	310	7,561
Crowdstrike Holdings, Inc. - Class A (b)	22	10,001

WESTWOOD LBRTY GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.0% (Continued)	Shares	Value
United States - 80.4% (Continued)
Crown Castle, Inc.	120	$ 12,611
Deere & Company	41	21,498
Diamondback Energy, Inc.	26	3,865
Digital Realty Trust, Inc.	27	4,764
Dollar Tree, Inc. (b)	110	12,491
DoorDash, Inc. - Class A (b)	5	1,251
Dover Corporation	110	19,925
Dynatrace, Inc. (b)	131	6,892
East West Bancorp, Inc.	37	3,709
Edwards Lifesciences Corporation (b)	128	10,152
Elevance Health, Inc.	5	1,415
Eli Lilly & Company	54	39,964
EMCOR Group, Inc.	13	8,157
Equinix, Inc.	17	13,348
Equitable Holdings, Inc.	245	12,581
Essex Property Trust, Inc.	22	5,724
Exelon Corporation	207	9,303
Extra Space Storage, Inc.	32	4,300
Fair Isaac Corporation (b)	7	10,057
Fifth Third Bancorp	166	6,901
Fortinet, Inc. (b)	24	2,398
General Electric Company	50	13,554
General Mills, Inc.	131	6,416
Goldman Sachs Group, Inc. (The)	77	55,717
Graco, Inc.	22	1,848
Hartford Insurance Group, Inc. (The)	55	6,841
Hershey Company (The)	25	4,653
Home Depot, Inc. (The)	48	17,640
Illinois Tool Works, Inc.	88	22,526
Illumina, Inc. (b)	9	924
Intercontinental Exchange, Inc.	88	16,265
International Business Machines Corporation	38	9,620
Intuitive Surgical, Inc. (b)	7	3,368
Johnson & Johnson	183	30,147
JPMorgan Chase & Company	99	29,328
Keysight Technologies, Inc. (b)	34	5,573

WESTWOOD LBRTY GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.0% (Continued)	Shares	Value
United States - 80.4% (Continued)
Kimberly-Clark Corporation	83	$ 10,343
Kimco Realty Corporation	139	2,951
KLA Corporation	12	10,548
Lennox International, Inc.	4	2,436
Loews Corporation	23	2,082
Lowe's Companies, Inc.	35	7,825
LPL Financial Holdings, Inc.	18	7,123
Lululemon Athletica, Inc. (b)	1	201
Martin Marietta Materials, Inc.	12	6,899
Meta Platforms, Inc. - Class A	95	73,477
Microsoft Corporation	254	135,508
Mondelez International, Inc. - Class A	184	11,904
Morgan Stanley	52	7,408
NetApp, Inc.	150	15,620
Netflix, Inc. (b)	29	33,623
NiSource, Inc.	23	976
Nordson Corporation	7	1,499
NVIDIA Corporation	843	149,944
Occidental Petroleum Corporation	60	2,636
Oracle Corporation	21	5,329
PepsiCo, Inc.	329	45,376
PPG Industries, Inc.	95	10,022
Procter & Gamble Company (The)	250	37,618
Prudential Financial, Inc.	97	10,047
PTC, Inc. (b)	92	19,762
Public Storage	26	7,070
Pure Storage, Inc. - Class A (b)	105	6,250
Quanta Services, Inc.	25	10,154
Realty Income Corporation	141	7,914
Regal Rexnord Corporation	53	8,103
Regency Centers Corporation	36	2,570
Robinhood Markets, Inc. - Class A (b)	108	11,129
Ross Stores, Inc.	24	3,277
SBA Communications Corporation - Class A	73	16,404
Snap, Inc. - Class A (b)	552	5,205
Snap-on, Inc.	15	4,818

WESTWOOD LBRTY GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.0% (Continued)	Shares	Value
United States - 80.4% (Continued)
Stanley Black & Decker, Inc.	24	$ 1,624
Stryker Corporation	43	16,887
Take-Two Interactive Software, Inc. (b)	42	9,355
Tesla, Inc. (b)	102	31,444
TJX Companies, Inc. (The)	169	21,045
UDR, Inc.	78	3,065
UnitedHealth Group, Inc.	59	14,725
Visa, Inc. - Class A	93	32,128
W.R. Berkley Corporation	38	2,615
W.W. Grainger, Inc.	6	6,237
Wells Fargo & Company	140	11,288
Western Digital Corporation	100	7,869
Williams Companies, Inc. (The)	186	11,151
Zillow Group, Inc. - Class C (b)	61	4,853
		2,204,999

Investments at Value - 100.0% (Cost $2,400,717)		$ 2,743,463

Other Assets in Excess of Liabilities - 0.0% (a)		31

Net Assets - 100.0%		$ 2,743,494

A/S	- Aktieselskab
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
ASA	- Allmennaksjeselskap
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.